LOANS RECEIVABLE - Loans in which formal risk rating system is not utilized, but loans are segregated between performing and non-performing based primarily on delinquency status (Details 5) (Loans Receivable, USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 281,132	$ 263,205	$ 247,084
Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	241,968	222,793	196,533
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	421	523	613
Non Risk Rating System
Financing Receivable, Recorded Investment [Line Items]
Total loans	242,389	223,316	197,146
Non Risk Rating System | Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	241,968	222,793	196,533
Non Risk Rating System | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	421	523	613
Non Risk Rating System | Performing
Financing Receivable, Recorded Investment [Line Items]
Total loans	238,261	210,412	186,832
Non Risk Rating System | Performing | Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	237,840	209,889	186,219
Non Risk Rating System | Performing | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	421	523	613
Non Risk Rating System | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,128	12,904	10,314
Non Risk Rating System | Nonperforming | Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,128	12,904	10,314
Non Risk Rating System | Nonperforming | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans